Offerings - Offering: 1	May 15, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 224,697,433.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 31,031.00
Offering Note	Registrant has estimated that the distribution to stockholders in the liquidation described in the proxy statement will be in the range of $24.44 to $30.03 and the top end of the estimate has been used for the fee calculation.

In accordance with Section 14(g) of the Securities Exchange Act of 1934, as amended, the filing fee was determined by multiplying the current fee rate by the transaction value.